DBX ETF TRUST
db X-trackers MSCI Brazil Hedged Equity Fund
(formerly, “db-X MSCI Brazil Currency-Hedged Equity Fund”)
db X-trackers MSCI Canada Hedged Equity Fund
(formerly, “db-X MSCI Canada Currency-Hedged Equity Fund”)
db X-trackers MSCI EAFE Hedged Equity Fund
(formerly, “db-X MSCI EAFE Currency-Hedged Equity Fund”)
db X-trackers MSCI Emerging Markets Hedged Equity Fund
(formerly, “db-X MSCI Emerging Markets Currency-Hedged Equity Fund”)
db X-trackers MSCI Japan Hedged Equity Fund
(formerly, “db-X MSCI Japan Currency-Hedged Equity Fund”)
(each, a “Fund”)

Supplement dated January 31, 2013 to the currently effective Prospectus and Statement of Additional Information dated September 28, 2012

The following information supersedes and replaces any contrary information contained in the Funds’ Prospectus and Statement of Additional Information.

The Board of Trustees approved changes to the names of each Fund as follows, effective January 31, 2013:

Former Name	New Name
db-X MSCI Brazil Currency-Hedged Equity Fund	db X-trackers MSCI Brazil Hedged Equity Fund
db-X MSCI Canada Currency-Hedged Equity Fund	db X-trackers MSCI Canada Hedged Equity Fund
db-X MSCI EAFE Currency-Hedged Equity Fund	db X-trackers MSCI EAFE Hedged Equity Fund
db-X MSCI Emerging Markets Currency-Hedged Equity Fund	db X-trackers MSCI Emerging Markets Hedged Equity Fund
db-X MSCI Japan Currency-Hedged Equity Fund	db X-trackers MSCI Japan Hedged Equity Fund

In addition, the Funds’ website has changed to www.dbxus.com.

Please Retain This Supplement for Future Reference.

DBXSUP013113